CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss for the period	€ (110,426)	€ (54,274)	€ (49,635)
Items that will be reclassified subsequently to profit or loss	867	(107)	(164)
Currency translation differences - equity method	34
Currency translation differences	833	(107)	(164)
Items that will not be reclassified subsequently to profit or loss	(97)	425	82
Remeasurement of defined benefit plans	(97)	425	82
Total comprehensive loss	€ (109,657)	€ (53,955)	€ (49,717)